Operating Segments_Information about major customers (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [Abstract]
Information about major customers	The group does not have any single customer that customer that generate 10% or the group's total revenue	The group does not have any single customer that customer that generate 10% or the group's total revenue